Debt (Summary of indebtedness) (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2021 aircraftAndEngines	Dec. 31, 2021 aircraft	Dec. 31, 2021 engine	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 50,542,116
Debt Instrument [Line Items]
Line of credit facility and other available secured debt, remaining borrowing capacity	10,600,000
Collateral (number of aircraft and helicopters) | aircraftAndEngines			368
Commitment	61,158,378
Undrawn amounts	10,616,262
Debt issuance costs, debt discounts and debt premium	(343,794)					$ (192,823)
Debt	50,204,678					28,742,081
Unsecured
Debt Instrument [Line Items]
Commitment	46,109,476
Undrawn amounts	9,034,000
Amount outstanding	37,079,686					15,776,730
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	1,034,274
Undrawn amounts	0
Amount outstanding	1,034,274					1,198,888
Weighted average interest rate		6.63%
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	34,167,202
Undrawn amounts	0
Amount outstanding	34,167,202					12,797,126
Weighted average interest rate		3.07%
Unsecured | Asia and Citi revolving credit Facilities
Debt Instrument [Line Items]
Commitment	9,034,000
Undrawn amounts	9,034,000
Amount outstanding	0					0
Weighted average interest rate		0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	1,874,000
Undrawn amounts	0
Amount outstanding	1,874,000					1,759,000
Weighted average interest rate		1.83%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Commitment	0
Undrawn amounts	0
Amount outstanding	4,210					21,716
Secured
Debt Instrument [Line Items]
Commitment	12,771,683
Undrawn amounts	1,582,262
Amount outstanding	11,191,782					10,864,872
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraftAndEngines			42
Commitment	1,276,557
Undrawn amounts	0
Amount outstanding	1,276,557					1,023,912
Weighted average interest rate		2.08%
Additional commitment	800,000
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraftAndEngines			277
Commitment	8,428,534
Undrawn amounts	0
Amount outstanding	8,428,534					6,989,633
Weighted average interest rate		2.50%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraftAndEngines			26
Commitment	2,075,000
Undrawn amounts	1,291,512
Amount outstanding	783,488					2,074,881
Weighted average interest rate		2.85%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters)			23	23
Commitment	991,592
Undrawn amounts	290,750
Amount outstanding	700,842					778,273
Weighted average interest rate		3.29%
Number of engines pledged as collateral | engine					74
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Commitment	0
Undrawn amounts	0
Amount outstanding	2,361					(1,827)
Subordinated
Debt Instrument [Line Items]
Commitment	2,277,219
Undrawn amounts	0
Amount outstanding	2,277,004					2,293,302
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000					2,250,000
Weighted average interest rate		4.94%
Subordinated | Subordinated debt issued by VIEs
Debt Instrument [Line Items]
Commitment	27,219
Undrawn amounts	0
Amount outstanding	27,219					43,521
Weighted average interest rate		0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Commitment	0
Undrawn amounts	0
Amount outstanding	(215)					$ (219)
Floating Rate Debt
Debt Instrument [Line Items]
Debt	$ 9,500,000